Share-based payment arrangements - General and MIP (Details) instrument in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) SFr / shares instrument plan shares	Dec. 31, 2015 USD ($) SFr / shares instrument shares	Dec. 31, 2014 USD ($) SFr / shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2016 USD ($) SFr / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of share-based payment plans | plan	3
Compensation cost for equity-settled stock based arrangements | $	$ 54	$ 61	$ 73
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)				94,000,000	94,000,000
Numbers of shares held in treasury stock		123,118,123		76,036,429	76,036,429
Treasury stock that could be used to settle share-based payment arrangements (in shares)				29,000,000	29,000,000
Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)	19.00%	17.00%	18.00%
Dividend yield (as a percent)	4.90%	3.20%	2.90%
Expected term	6 years	6 years	6 years
Risk-free interest rate (as a percent)	(0.50%)	(0.30%)	0.20%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period | instrument	399.1
Number of instruments Granted | instrument	79.0
Number of instruments Exercised | instrument	(36.9)
Number of instruments Forfeited | instrument	(12.9)
Number of instruments, Expired | instrument	(36.9)
Number of instruments outstanding at end of period | instrument	391.4	399.1
Number of instruments Vested and expected to vest at end of period | instrument	386.9
Number of instruments Exercisable at end of period | instrument	186.8
Number of shares outstanding at beginning of period (in shares)	79,800,000
Share-equivalent of instruments granted (in shares)	15,800,000
Share-equivalent of instruments exercised (in shares)	(7,400,000)
Share-equivalent of instruments forfeited (in shares)	(2,600,000)
Share-equivalent of instruments expired (in shares)	(7,300,000)
Number of shares outstanding at end of period (in shares)	78,300,000	79,800,000
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)	77,400,000
Share-equivalent of instruments exercisable at end of period (in shares)	37,400,000
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares	20.51
Weighted-average exercise price, Granted (in Swiss francs per share) | SFr / shares	21.50
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares	15.75
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares	20.47
Weighted-average exercise price, Expired (in Swiss francs per share) | SFr / shares	22.52
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares	20.98	20.51
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares	20.97
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares	21.32
Weighted-average remaining contractual term, Outstanding	3 years 4 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest	3 years 4 months 24 days
Weighted-average remaining contractual term, Exercisable	2 years
Aggregate intrinsic value, Outstanding | SFr				SFr 75
Aggregate intrinsic value, Vested and expected to vest | SFr				75
Aggregate intrinsic value, Exercisable | SFr				SFr 41
Conversion ratio	5
Cash received upon exercise of options and warrants | $	$ 120
Unrecognized compensation cost, non-vested warrants and option | $					$ 50
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years 1 month 6 days
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares	0.47	0.39	0.49
Aggregate intrinsic value of instruments exercised | $	$ 27	$ 10
Exercise Price 25.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	42.8
Number of shares outstanding at end of period (in shares)	8,600,000
Weighted-average remaining contractual term, Outstanding	4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				25.50	25.50
Exercise price 15.75 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	21.2
Number of shares outstanding at end of period (in shares)	4,200,000
Weighted-average remaining contractual term, Outstanding	1 year 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				15.75	15.75
Exercise price 17.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	14.5
Number of shares outstanding at end of period (in shares)	2,900,000
Weighted-average remaining contractual term, Outstanding	1 year 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				17.50	17.50
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	81.2
Number of shares outstanding at end of period (in shares)	16,300,000
Weighted-average remaining contractual term, Outstanding	2 years 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				21.50	21.50
Exercise price of 21.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	73.0
Number of shares outstanding at end of period (in shares)	14,600,000
Weighted-average remaining contractual term, Outstanding	3 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares				21.00	21.00
Exercise price of 19.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	80.2
Number of shares outstanding at end of period (in shares)	16,000,000
Weighted-average remaining contractual term, Outstanding	4 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares				19.50	19.50
Exercise price of 21.50 vesting in August 2019
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	78.5
Number of shares outstanding at end of period (in shares)	15,700,000
Weighted-average remaining contractual term, Outstanding	5 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares				21.50	21.50